Loans And Allowance For Credit Losses (Schedule Of Components Of Investment In Direct Financing Leases) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing leases, net investment in direct financing leases:
Minimum lease payments receivable	¥ 565,967	¥ 638,287
Estimated residual values of leased property	17,653	26,713
Less-unearned income	(43,840)	(59,333)
Net investment in direct financing leases	¥ 539,780	¥ 605,667